Income Taxes (Details) - USD ($)	3 Months Ended									6 Months Ended			12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal													$ (4,124,000)	$ 958,000	$ 8,000
State													(20,000)	(130,000)	507,000
Deferred
Federal													3,000	(1,942,000)	3,805,000
State													1,000	1,000	2,040,000
Provision for (benefit from) income taxes	$ 296,000	$ 14,000	$ 2,562,000	$ 17,000	$ (6,677,000)	$ (805,000)	$ 70,000		$ 27,000				$ (4,084,000)	(683,000)	$ 6,628,000
GRAF INDUSTRIAL CORP.
Current
Federal												$ 214,655		1,079,282
State												0		0
Deferred
Federal												37,594		129,196
State												0		0
Valuation allowance												(37,594)		(129,196)
Provision for (benefit from) income taxes				$ (4,821)				$ (319,342)		$ (156,571)	$ (611,714)	$ (214,655)		$ (1,079,282)